Share capital - Stock options excluded from the calculation of diluted loss per share (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Stock options, performance share units, deferred share units excluded from the calculation of diluted loss per share (in shares)	5.1	9.9